Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 395,851	$ 282,859	$ 192,541	$ 103,911
Available for sale investments (Note 3a)	59,910	77,589	68,046
Accounts receivable, net (Note 17)	414,791	379,501
Unbilled revenue (Note 17)	362,926	268,509
Other receivables	40,459	33,798
Prepayments and other current assets	36,801	34,377
Income taxes receivable (Note 13)	19,445	24,385
Total current assets	1,330,183	1,101,018
Other Assets:
Property, plant and equipment, net (Note 6)	158,669	163,051
Goodwill (Note 4)	756,260	769,058	616,088
Other non-current assets	14,525	15,393
Non-current income taxes receivable (Note 13)	20,023	18,396
Non-current deferred tax asset (Note 13)	13,577	8,074
Investments in equity- long term (Note 3b)	6,963	0
Intangible assets (Note 5)	54,055	71,628
Total Assets	2,354,255	2,146,618
Current Liabilities:
Accounts payable	13,288	18,590
Payments on account (Note 17)	274,468	298,992
Other liabilities (Note 7)	317,143	233,503
Income taxes payable (Note 13)	5,724	14,973
Total current liabilities	610,623	566,058
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 22)	349,264	348,888
Non-current other liabilities (Note 8)	13,446	17,111
Non-current government grants (Note 11)	877	966
Non-current income taxes payable (Note 13)	17,551	14,879
Non-current deferred tax liability (Note 13)	8,213	7,716
Commitments and contingencies (Note 15)	0	0
Total Liabilities	999,974	955,618
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 53,971,706 shares issued and outstanding at December 31, 2018 and 54,081,601 shares issued and outstanding at December 31, 2017.	4,658	4,664
Additional paid-in capital	529,642	481,337
Other undenominated capital (Note 12 (a))	983	912
Accumulated other comprehensive income (Note 21)	(69,328)	(38,713)
Retained earnings	888,326	742,800
Total Shareholders' Equity	1,354,281	1,191,000	$ 945,174	$ 763,096
Total Liabilities and Shareholders' Equity	$ 2,354,255	$ 2,146,618